INCOME TAXES	12 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

10. INCOME TAXES

The Company accounts for income taxes under ASC 740 - Income Taxes (“ASC 740”), which provides for an asset and liability approach of accounting for income taxes. Under this approach, deferred tax assets and liabilities are recognized based on anticipated future tax consequences, using currently enacted tax laws, attributed to temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts calculated for income tax purposes. The Company did not recognize any current or deferred taxes for its fiscal year ended September 30, 2025.

The Company recognizes deferred tax assets to the extent that it believes that these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. The Company assessed the need for a valuation allowance against its net deferred tax assets and determined a full valuation allowance is required since the Company has no history of generating taxable income.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at September 30, 2025 and 2024 is as follows:

	September 30,
	2025	2024
Federal Statutory Rate	21%	21%
State tax, net of income tax benefit	0%	0%
Effect of permanent difference	-11%	-0.1%
Change in valuation allowance	-10%	-20.9%
	-	-

Further, the components of our deferred tax assets and liabilities, which were fully offset with a valuation allowance, were as follows as of September 30, 2025 and 2024:

	September 30,
Deferred Tax Assets:	2025	2024
Operating loss carryforward	$454,843	$38,575
Start-up costs	-	1,103
Total Deferred Tax Assets	$454,843	$39,678

Deferred Tax Liabilities:
Depreciation	$(295)	$(225)
Total deferred tax liabilities	(295)	(225)

Net deferred tax assets	454,549	39,453
Valuation allowance	(454,549)	(39,453)
Total net deferred tax assets	$-	$-

The Company’s ability to utilize net operating loss carryforwards will depend on its ability to generate adequate future taxable income. Future utilization of the net operating loss carry forwards is subject to certain limitations under Section 382 of the Internal Revenue Code. As of September 30, 2025, the Company had federal and state net operating loss carryforwards available to offset future taxable income in the amounts of approximately $2,160,666, which does not expire.

The Company has evaluated its income tax positions and has determined that it does not have any uncertain tax positions. The Company will recognize interest and penalties related to any uncertain tax positions through its income tax expense.